3. SIGNIFICANT ACCOUNTING POLICIES: Income taxes (Policies)	12 Months Ended
Sep. 30, 2020
Policies
Income taxes

Income taxes

Income tax on the loss for the periods presented comprises current and deferred tax.  Income tax is recognized in the loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Income tax provisions are recognized when it is considered probable that there will be a future outflow of funds to a taxing authority. In such cases, a provision is made for the amount that is expected to be settled, where this can be reasonably estimated. This requires the application of judgment as to the ultimate outcome, which can change over time depending on facts and circumstances. A change in estimate of the likelihood of a future outflow and/or in the expected amount to be settled would be recognized in income in the period in which the change occurs.

Deferred tax assets or liabilities arising from temporary differences between the tax and accounting values of assets and liabilities, are recorded based on tax rates expected to be enacted when these differences are reversed.  Deferred tax assets are recognized only to the extent it is considered probable that those assets will be recovered. This involves an assessment of when those deferred tax assets are likely to be realized, and a judgment as to whether or not there will be sufficient taxable profits available to offset the tax assets when they do reverse. This requires assumptions regarding future profitability and is therefore inherently uncertain. To the extent assumptions regarding future profitability change, there can be an increase or decrease in the amounts recognized in respect of deferred tax assets as well as in the amounts recognized in income in the period in which the change occurs.

Tax provisions are based on enacted or substantively enacted laws. Changes in those laws could affect amounts recognized in income both in the period of change, which would include any impact on cumulative provisions, and in future periods.